INVENTORY, NET (Details) - USD ($)	Jun. 30, 2019	Dec. 31, 2018
Current
Raw materials and consumables	$ 840,000,000	$ 605,000,000
Fuel products	598,000,000	490,000,000
Work in progress	832,000,000	258,000,000
RTFO certificates	162,000,000	95,000,000
Finished goods and other	982,000,000	114,000,000
Carrying amount of inventories	3,414,000,000	1,562,000,000
RTFO certificates held for trading and recorded at fair value	$ 4,000,000	$ 0